Document and Entity Information	Mar. 20, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Effective Date	Mar. 20, 2025
Document Creation Date	Mar. 20, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Prospectus Date	Mar. 20, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
LeaderShares(R) Activist Leaders(R) ETF | LeaderShares(R) Activist Leaders(R) ETF
Prospectus:
Trading Symbol	ACTV
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus:
Trading Symbol	LSAT
LeaderShares(R) AlphaFactor(R) US Core Equity ETF | LeaderShares(R) AlphaFactor(R) US Core Equity ETF
Prospectus:
Trading Symbol	LSAF
LeaderShares(R) Equity Skew ETF | LeaderShares(R) Equity Skew ETF
Prospectus:
Trading Symbol	SQEW
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF
Prospectus:
Trading Symbol	DYLD